INCOME TAXES (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before income taxes from continuing operations, by jurisdiction
Domestic	10,294	(10,327)	(3,787)
Foreign	75,488	63,881	106,624
Income before income taxes	85,782	53,554	102,837
Provision for (recovery of) income taxes from continuing operations
Canadian statutory rate (as a percent)	26.50%	28.25%	31.00%
Expected income taxes at the Canadian statutory tax rate	22,732	15,129	31,879
Foreign rate differentials	(9,072)	(9,261)	(11,491)
Change in provisions for uncertain tax positions and tax filings	(996)	(247)
Non-deductible expenses	(374)	1,606	1,496
Effect of change in tax rates	546
Impairment recovery relating to loans receivable from MEC			5,605
Purchase price consideration adjustment			(8,175)
Tax resulting from internal amalgamation		(12,892)	12,892
Withholding taxes and other items	1,609	1,277	2,228
Income tax expense (recovery)	14,445	(4,388)	34,434
Current provision (recovery):
Domestic	2,481	(11,852)	13,401
Foreign	17,091	10,991	10,379
Current income tax provision (recovery)	19,572	(861)	23,780
Future provision (recovery):
Domestic	(700)	805	(117)
Foreign	(4,427)	(4,332)	10,771
Future income tax provision (recovery)	(5,127)	(3,527)	10,654
Income tax expense (recovery)	14,445	(4,388)	34,434